UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03131

AB SUSTAINABLE GLOBAL THEMATIC FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2018

Date of reporting period: January 31, 2018

ITEM 1. REPORTS TO STOCKHOLDERS.

JAN    01.31.18

SEMI-ANNUAL REPORT

AB SUSTAINABLE GLOBAL

THEMATIC FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Sustainable Global Thematic Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB SUSTAINABLE GLOBAL THEMATIC FUND | 1

SEMI-ANNUAL REPORT

March 15, 2018

This report provides management’s discussion of fund performance for AB Sustainable Global Thematic Fund for the semi-annual reporting period ended January 31, 2018.

The Fund’s investment objective is long-term growth of capital.

NAV RETURNS AS OF JANUARY 31, 2018 (unaudited)

	6 Months	12 Months
AB SUSTAINABLE GLOBAL THEMATIC FUND[1]
Class A Shares	14.14%	35.20%
Class B Shares[2]	13.67%	34.13%
Class C Shares	13.69%	34.16%
Advisor Class Shares[3]	14.29%	35.54%
Class R Shares[3]	14.00%	34.86%
Class K Shares[3]	14.15%	35.24%
Class I Shares[3]	14.36%	35.74%
MSCI ACWI (net)	14.29%	27.48%

1	Includes the impact of proceeds recorded and credited to the Fund in connection with regulatory settlements, which enhanced performance for the six- and 12-month periods ended January 31, 2018, by 0.77% and 0.77%, respectively.

2	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for additional information.

3	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) net, for the six- and 12-month periods ended January 31, 2018.

For the six-month period, all share classes underperformed the benchmark except for Advisor Class shares, which performed in line, and Class I shares, which outperformed, before sales charges. Sector selection detracted while security selection contributed, relative to the benchmark. The Fund’s health care and technology holdings (mainly embedded in the Empowerment theme) contributed, while stock selection in the utilities sector detracted. Sector selection detracted due to cash holdings in a rising market. Security selection in the US contributed, while selection in Denmark detracted.

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For the 12-month period, all share classes outperformed the benchmark, before sales charges. Technology holdings (mainly embedded in the Empowerment theme) contributed the most to returns. An underweight to the energy sector also contributed. Cash holdings in a rising market detracted, as did stock selection in the utilities sector. Security selection in the US contributed, and selection in France detracted.

The Fund utilized derivatives in the form of currency forwards for hedging purposes, which had an immaterial impact on absolute returns for both periods.

MARKET REVIEW AND INVESTMENT STRATEGY

Global stocks rallied strongly over the six-month period ended January 31, 2018. Emerging-market equities increased the most, followed by US stocks. Non-US stocks also generated impressive returns. In terms of style, growth stocks outperformed value stocks, and large-cap equities outperformed their small-cap peers. Equity markets quickly looked past geopolitical tensions between the US and North Korea, and instead focused on strong corporate earnings and global growth data. US tax reform was a major tailwind to stocks, with the Tax Cuts and Jobs Act ultimately signed into law in late December. Volatility, as measured by the Chicago Board Options Exchange Volatility Index, remained at historic lows during the period and oil prices advanced past three-year highs. Global stock prices dipped at the end of the reporting period amid concerns about the impact of rising interest rates.

The Fund’s Senior Investment Management Team (the “Team”) continues to identify themes and companies aligned with the UN’s Sustainable Development Goals, which 193 countries have committed to globally. The Team rigorously analyzes the companies deemed to have exposure to these sustainability themes in search of those where current valuations may not adequately capture their upside potential. The Team identifies and deeply integrates material Environmental, Social and Governance (“ESG”) risks into its risk assessment as well, using this insight to engage with company management teams on critical issues. The goal of this process is to build a robust portfolio of companies with long-term growth potential and potentially lower risk than peers.

INVESTMENT POLICIES

The Fund pursues opportunistic growth by investing in a global universe of companies that are positively exposed to sustainable investment themes. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of issuers located throughout the world that the Adviser believes are positively exposed to sustainable investment themes.

(continued on next page)

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The Adviser employs a combination of “top-down” and “bottom-up” investment processes with the goal of identifying securities of companies worldwide, fitting into sustainable investment themes. The Adviser identifies sustainable investment themes that are broadly consistent with achieving the United Nations Sustainable Development Goals. Examples of these themes may include energy transformation, resource preservation, equality and opportunity, and improving human health and safeguarding lives, and the themes are expected to change over time based on the Adviser’s research. In addition to this “top-down” thematic approach, the Adviser also uses a “bottom-up” analysis of individual companies, focusing on prospective earnings growth, valuation, and quality of company management and on evaluating a company’s exposure to ESG factors. The Adviser emphasizes company-specific positive selection criteria over broad-based negative screens in assessing a company’s exposure to ESG factors.

The Adviser normally considers a large universe of mid- to large-capitalization companies worldwide for investment.

The Fund invests in securities issued by US and non-US companies from multiple industry sectors in an attempt to maximize opportunity, which should also tend to reduce risk. The Fund invests in both developed and emerging-market countries. Under normal market conditions, the Fund invests significantly (at least 40%—unless market conditions are not deemed favorable by the Adviser) in securities of non-US companies. In addition, the Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries. The percentage of the Fund’s assets invested in securities of companies in a particular country or denominated in a particular currency varies in accordance with the Adviser’s assessment of the appreciation potential of such securities. The Fund may invest in any company and industry and in any type of equity security, listed and unlisted, with potential for capital appreciation. It invests in well-known, established companies as well as new, smaller or less-seasoned companies. Investments in new, smaller or less-seasoned companies may offer more reward but may also entail more risk than is generally true of larger, established companies. The Fund may also invest in synthetic foreign equity securities, which are various types of warrants used internationally that entitle a holder to buy or sell underlying securities, real estate investment trusts and zero-coupon bonds.

The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to

(continued on next page)

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invest than direct investments. Investments in ETFs will not be subject to the Fund’s sustainable investment themes or ESG factors.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Fund may, from time to time, invest in currency-related derivatives, including forward currency exchange contracts, futures contracts, options on futures contracts, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

The Fund may enter into other derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The MSCI ACWI is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI ACWI (net, free float-adjusted, market capitalization weighted) represents the equity market performance of developed and emerging markets. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. Net returns include the reinvestment of dividends after deduction of non-US withholding tax. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund’s growth approach, may underperform the market generally.

ESG Risk: Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Capitalization Risk: Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments

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DISCLOSURES AND RISKS (continued)

in mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Derivatives Risk: Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”).

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com. The performance shown for periods prior to November 1, 2016 is based on the Fund’s prior investment strategies and may not be representative of the Fund’s performance under its current investment policies.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4) and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

abfunds.com	AB SUSTAINABLE GLOBAL THEMATIC FUND | 7

HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	35.20%	29.46%
5 Years	13.28%	12.30%
10 Years	6.95%	6.48%
CLASS B SHARES
1 Year	34.13%	30.13%
5 Years	12.38%	12.38%
10 Years[1]	6.26%	6.26%
CLASS C SHARES
1 Year	34.16%	33.16%
5 Years	12.44%	12.44%
10 Years	6.15%	6.15%
ADVISOR CLASS SHARES[2]
1 Year	35.54%	35.54%
5 Years	13.58%	13.58%
10 Years	7.25%	7.25%
CLASS R SHARES[2]
1 Year	34.86%	34.86%
5 Years	13.09%	13.09%
10 Years	6.85%	6.85%
CLASS K SHARES[2]
1 Year	35.24%	35.24%
5 Years	13.44%	13.44%
10 Years	7.17%	7.17%
CLASS I SHARES[2]
1 Year	35.74%	35.74%
5 Years	13.84%	13.84%
10 Years	7.56%	7.56%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.42%, 2.22%, 2.20%, 1.17%, 1.65%, 1.34% and 0.95% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2017 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	31.32%
5 Years	12.10%
10 Years	4.37%
CLASS B SHARES
1 Year	32.07%
5 Years	12.18%
10 Years[1]	4.15%
CLASS C SHARES
1 Year	35.09%
5 Years	12.24%
10 Years	4.04%
ADVISOR CLASS SHARES[2]
1 Year	37.49%
5 Years	13.39%
10 Years	5.12%
CLASS R SHARES[2]
1 Year	36.82%
5 Years	12.90%
10 Years	4.73%
CLASS K SHARES[2]
1 Year	37.21%
5 Years	13.25%
10 Years	5.05%
CLASS I SHARES[2]
1 Year	37.74%
5 Years	13.65%
10 Years	5.43%

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

abfunds.com	AB SUSTAINABLE GLOBAL THEMATIC FUND | 9

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,141.40	$7.18	1.33%	$7.23	1.34%
Hypothetical**	$1,000	$1,018.50	$6.77	1.33%	$6.82	1.34%
Class B
Actual	$1,000	$1,136.70	$11.53	2.14%	$11.58	2.15%
Hypothetical**	$1,000	$1,014.42	$10.87	2.14%	$10.92	2.15%
Class C
Actual	$1,000	$1,136.90	$11.31	2.10%	$11.36	2.11%
Hypothetical**	$1,000	$1,014.62	$10.66	2.10%	$10.71	2.11%
Advisor Class
Actual	$1,000	$1,142.90	$5.83	1.08%	$5.94	1.10%
Hypothetical**	$1,000	$1,019.76	$5.50	1.08%	$5.60	1.10%
Class R
Actual	$1,000	$1,140.00	$8.52	1.58%	$8.58	1.59%
Hypothetical**	$1,000	$1,017.24	$8.03	1.58%	$8.08	1.59%
Class K
Actual	$1,000	$1,141.50	$7.02	1.30%	$7.07	1.31%
Hypothetical**	$1,000	$1,018.65	$6.61	1.30%	$6.67	1.31%
Class I
Actual	$1,000	$1,143.60	$5.08	0.94%	$5.19	0.96%
Hypothetical**	$1,000	$1,020.47	$4.79	0.94%	$4.89	0.96%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+	In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO SUMMARY

January 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $982.2

1	All data are as of January 31, 2018. The Fund’s sector and country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.4% or less in the following countries: Brazil, Norway, Peru and Philippines.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

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PORTFOLIO SUMMARY (continued)

January 31, 2018 (unaudited)

TEN LARGEST HOLDINGS1

Company	U.S. $ Value	Percent of Net Assets
Housing Development Finance Corp., Ltd.	$24,416,566	2.5%
MSCI, Inc. – Class A	24,092,359	2.5
Kingspan Group PLC	23,488,224	2.4
Hexcel Corp.	22,862,323	2.3
Abbott Laboratories	21,755,378	2.2
UnitedHealth Group, Inc.	20,258,187	2.1
Visa, Inc. – Class A	20,081,158	2.0
Xylem, Inc./NY	19,912,544	2.0
American Water Works Co., Inc.	19,769,592	2.0
Microsoft Corp.	19,450,447	2.0
	$216,086,778	22.0%

1	Long-term investments.

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PORTFOLIO OF INVESTMENTS

January 31, 2018 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 92.5%
Health Care – 19.3%
Biotechnology – 1.1%
Foundation Medicine, Inc.(a)(b)	64,536	$4,478,798
Regeneron Pharmaceuticals, Inc.(b)	17,767	6,514,271

		10,993,069

Health Care Equipment & Supplies – 7.2%
Abbott Laboratories	349,990	21,755,378
Danaher Corp.	176,763	17,902,557
Essilor International Cie Generale d’Optique SA	111,723	15,860,720
West Pharmaceutical Services, Inc.	149,853	15,015,271

		70,533,926

Health Care Providers & Services – 3.9%
Apollo Hospitals Enterprise Ltd.	1,003,050	18,296,534
UnitedHealth Group, Inc.	85,557	20,258,187

		38,554,721

Life Sciences Tools & Services – 5.2%
Bio-Rad Laboratories, Inc. – Class A(b)	73,240	18,934,737
Bruker Corp.	492,284	17,530,233
ICON PLC(b)	136,180	14,914,434

		51,379,404

Pharmaceuticals – 1.9%
Roche Holding AG	53,961	13,332,364
Vectura Group PLC(b)	3,530,270	4,877,116

		18,209,480

		189,670,600

Financials – 18.7%
Banks – 5.5%
Bank Mandiri Persero Tbk PT	20,899,500	12,705,286
Credicorp Ltd.	44,850	10,388,606
HDFC Bank Ltd.	327,450	10,646,646
Svenska Handelsbanken AB – Class A	728,140	10,597,486
Swedbank AB – Class A	370,000	9,462,563

		53,800,587

Capital Markets – 6.2%
Charles Schwab Corp. (The)	355,675	18,971,705
MSCI, Inc. – Class A	173,040	24,092,359
Partners Group Holding AG	22,834	17,743,272

		60,807,336

Consumer Finance – 1.3%
Bharat Financial Inclusion Ltd.(b)	768,128	12,615,083

Insurance – 3.2%
AIA Group Ltd.	2,252,000	19,235,456
Prudential PLC	458,540	12,412,710

		31,648,166

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Thrifts & Mortgage Finance – 2.5%
Housing Development Finance Corp., Ltd.	794,813	$24,416,566

		183,287,738

Information Technology – 17.5%
Electronic Equipment, Instruments & Components – 1.4%
Flex Ltd.(b)	781,070	14,067,071

Internet Software & Services – 6.3%
Alibaba Group Holding Ltd. (Sponsored ADR)(b)	51,948	10,612,457
Alphabet, Inc. – Class C(b)	15,771	18,451,124
Facebook, Inc. – Class A(b)	72,515	13,552,328
Tencent Holdings Ltd.	317,100	18,736,626

		61,352,535

IT Services – 2.0%
Visa, Inc. – Class A	161,645	20,081,158

Semiconductors & Semiconductor Equipment – 4.9%
ams AG(b)	177,935	16,442,106
Infineon Technologies AG	504,803	14,697,936
NVIDIA Corp.	68,819	16,915,710

		48,055,752

Software – 2.0%
Microsoft Corp.	204,720	19,450,447

Technology Hardware, Storage & Peripherals – 0.9%
Apple, Inc.	54,589	9,139,836

		172,146,799

Industrials – 13.5%
Aerospace & Defense – 2.3%
Hexcel Corp.	334,489	22,862,323

Building Products – 3.8%
Cie de Saint-Gobain	245,060	14,234,244
Kingspan Group PLC	509,295	23,488,224

		37,722,468

Commercial Services & Supplies – 1.6%
China Everbright International Ltd.	10,343,000	15,751,373

Electrical Equipment – 1.9%
Schneider Electric SE (Paris)(b)	193,520	18,132,296

Industrial Conglomerates – 1.9%
Siemens AG (REG)	119,414	18,127,530

abfunds.com	AB SUSTAINABLE GLOBAL THEMATIC FUND | 15

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Machinery – 2.0%
Xylem, Inc./NY	275,568	$19,912,544

		132,508,534

Utilities – 6.7%
Multi-Utilities – 1.1%
Suez	746,860	11,133,098

Water Utilities – 5.6%
American Water Works Co., Inc.	237,701	19,769,592
Aqua America, Inc.	360,370	13,048,998
Beijing Enterprises Water Group Ltd.(b)	16,496,000	11,847,498
Cia de Saneamento Basico do Estado de Sao Paulo	911,100	10,403,584

		55,069,672

		66,202,770

Consumer Discretionary – 6.1%
Auto Components – 2.4%
Aptiv PLC	164,052	15,565,254
Delphi Technologies PLC(b)	148,190	8,184,534

		23,749,788

Diversified Consumer Services – 1.3%
Bright Horizons Family Solutions, Inc.(b)	127,460	12,516,572

Internet & Direct Marketing Retail – 1.3%
Amazon.com, Inc.(b)	8,987	13,039,148

Textiles, Apparel & Luxury Goods – 1.1%
NIKE, Inc. – Class B	151,456	10,332,328

		59,637,836

Consumer Staples – 5.0%
Food Products – 3.3%
Kerry Group PLC – Class A	130,350	13,877,437
Nestle SA (REG)	213,145	18,411,875

		32,289,312

Household Products – 1.7%
Unicharm Corp.	612,200	16,398,119

		48,687,431

Real Estate – 2.8%
Equity Real Estate Investment Trusts (REITs) – 1.4%
SBA Communications Corp.(b)	80,420	14,033,290

Real Estate Management & Development – 1.4%
SM Prime Holdings, Inc.	19,285,600	13,872,098

		27,905,388

16 | AB SUSTAINABLE GLOBAL THEMATIC FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Materials – 1.9%
Chemicals – 1.9%
Ecolab, Inc.	133,909	$18,436,591

Telecommunication Services – 1.0%
Diversified Telecommunication Services – 1.0%
Telekomunikasi Indonesia Persero Tbk PT	34,516,000	10,285,715

Total Common Stocks (cost $639,364,324)		908,769,402

WARRANTS – 0.0%
Information Technology – 0.0%
Technology Hardware, Storage & Peripherals – 0.0%
Thin Film Electronics ASA, expiring 7/14/18(b)(c)(d)(e) (cost $0)	3,143,420	– 0	–

SHORT-TERM INVESTMENTS – 6.6%
Investment Companies – 6.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.17%(f)(g)(h) (cost $64,809,777)	64,809,777	64,809,777

Total Investments Before Security Lending Collateral for Securities Loaned – 99.1% (cost $704,174,101)		973,579,179

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.17%(f)(g)(h) (cost $95,550)	95,550	95,550

Total Investments – 99.1% (cost $704,269,651)		973,674,729
Other assets less liabilities – 0.9%		8,517,297

Net Assets – 100.0%		$982,192,026

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	6,772	USD	2,037	2/02/18	$(88,490)
Bank of America, NA	USD	2,141	BRL	6,772	2/02/18	(15,862)

abfunds.com	AB SUSTAINABLE GLOBAL THEMATIC FUND | 17

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CNY	198,453	USD	29,668	2/07/18	$(1,846,771)
Bank of America, NA	INR	3,092,853	USD	47,266	3/12/18	(1,092,898)
Bank of America, NA	USD	34,712	GBP	25,862	3/14/18	2,064,014
Bank of America, NA	USD	2,796	MXN	54,520	3/14/18	113,652
Bank of America, NA	USD	6,100	ZAR	84,261	3/14/18	970,516
Bank of America, NA	USD	16,054	KRW	17,035,813	4/26/18	(98,674)
Barclays Bank PLC	USD	11,823	CNY	78,609	2/07/18	660,629
Barclays Bank PLC	INR	166,112	USD	2,554	3/12/18	(43,303)
Barclays Bank PLC	EUR	9,688	USD	11,466	3/14/18	(593,656)
Barclays Bank PLC	USD	18,166	CAD	23,325	3/14/18	806,165
Barclays Bank PLC	USD	3,530	JPY	389,389	3/14/18	44,705
Barclays Bank PLC	USD	3,952	RUB	225,797	4/17/18	27,739
BNP Paribas SA	CHF	6,404	USD	6,536	3/14/18	(365,668)
BNP Paribas SA	USD	4,938	AUD	6,507	3/14/18	304,413
Citibank, NA	BRL	6,772	USD	2,141	2/02/18	15,862
Citibank, NA	USD	2,137	BRL	6,772	2/02/18	(11,402)
Citibank, NA	BRL	6,772	USD	2,131	3/02/18	11,802
Citibank, NA	JPY	118,862	USD	1,061	3/14/18	(30,087)
Citibank, NA	USD	1,860	GBP	1,308	3/14/18	182
Citibank, NA	USD	1,160	ZAR	13,980	3/14/18	13,176
Credit Suisse International	SEK	59,246	USD	7,094	3/14/18	(444,876)
Credit Suisse International	USD	47,421	JPY	5,344,394	3/14/18	1,643,833
Deutsche Bank AG	USD	3,153	EUR	2,559	3/14/18	32,698
Goldman Sachs Bank USA	CHF	15,957	USD	16,241	3/14/18	(956,323)
JPMorgan Chase Bank, NA	EUR	20,126	USD	23,873	3/14/18	(1,180,102)
JPMorgan Chase Bank, NA	HKD	33,845	USD	4,341	3/14/18	10,867
Royal Bank of Scotland PLC	USD	4,473	EUR	3,600	3/14/18	7,856
Royal Bank of Scotland PLC	USD	978	JPY	106,503	3/14/18	130
Royal Bank of Scotland PLC	USD	1,494	NOK	12,435	3/14/18	120,998
Standard Chartered Bank	CNY	8,033	USD	1,261	2/07/18	(15,088)
Standard Chartered Bank	USD	11,038	TWD	330,056	3/08/18	313,966
Standard Chartered Bank	USD	1,949	TWD	56,449	3/08/18	(7,036)
Standard Chartered Bank	GBP	1,181	USD	1,579	3/14/18	(100,461)
Standard Chartered Bank	USD	14,463	AUD	19,028	3/14/18	867,587
Standard Chartered Bank	USD	972	KRW	1,032,984	4/26/18	(4,844)
State Street Bank & Trust Co.	SEK	23,470	USD	2,801	3/14/18	(185,752)
State Street Bank & Trust Co.	USD	4,336	HKD	33,845	3/14/18	(4,981)

						$944,516

18 | AB SUSTAINABLE GLOBAL THEMATIC FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)	Non-income producing security.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(d)	Illiquid security.

(e)	Fair valued by the Adviser.

(f)	Affiliated investments.

(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(h)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen KRW – South Korean Won MXN – Mexican Peso NOK – Norwegian Krone RUB – Russian Ruble SEK – Swedish Krona TWD – New Taiwan Dollar USD – United States Dollar ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

MSCI – Morgan Stanley Capital International

REG – Registered Shares

See notes to financial statements.

abfunds.com	AB SUSTAINABLE GLOBAL THEMATIC FUND | 19

STATEMENT OF ASSETS & LIABILITIES

January 31, 2018 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $639,364,324)(a)	$908,769,402
Affiliated issuers (cost $64,905,327—including investment of cash collateral for securities loaned of $95,550)	64,905,327
Cash collateral due from broker	4,060,000
Foreign currencies, at value (cost $729,777)	733,280
Unrealized appreciation on forward currency exchange contracts	8,030,790
Receivable for capital stock sold	6,409,205
Unaffiliated dividends and interest receivable	718,787
Affiliated dividends receivable	74,710

Total assets	993,701,501

Liabilities
Unrealized depreciation on forward currency exchange contracts	7,086,274
Advisory fee payable	1,799,206
Cash collateral due to broker	1,140,000
Payable for capital stock redeemed	790,334
Transfer Agent fee payable	211,504
Distribution fee payable	171,264
Payable for collateral received on securities loaned	95,550
Administrative fee payable	23,878
Directors’ fees payable	2,732
Accrued expenses	188,733

Total liabilities	11,509,475

Net Assets	$982,192,026

Composition of Net Assets
Capital stock, at par	$79,409
Additional paid-in capital	701,168,282
Accumulated net investment loss	(5,149,327)
Accumulated net realized gain on investment and foreign currency transactions	15,704,932
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	270,388,730

$982,192,026

(a)	Includes securities on loan with a value of $90,220 (see Note E).

See notes to financial statements.

20 | AB SUSTAINABLE GLOBAL THEMATIC FUND	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—24 billion shares of capital stock authorized, $.01 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$669,819,820	5,458,312	$122.72	*

B	$9,578,392	94,848	$100.99

C	$24,690,158	242,990	$101.61

Advisor	$269,946,512	2,079,200	$129.83

R	$3,575,579	29,492.95	$121.24

K	$2,970,394	23,693.96	$125.37

I	$1,611,171	12,374	$130.21

*	The maximum offering price per share for Class A shares was $128.17 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB SUSTAINABLE GLOBAL THEMATIC FUND | 21

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2018 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $4,701)	$2,539,577
Affiliated issuers	320,188
Other income	36	$2,859,801

Expenses
Advisory fee (see Note B)	3,449,641
Distribution fee—Class A	788,245
Distribution fee—Class B	46,941
Distribution fee—Class C	115,823
Distribution fee—Class R	8,295
Distribution fee—Class K	10,303
Transfer agency—Class A	696,790
Transfer agency—Class B	13,312
Transfer agency—Class C	27,899
Transfer agency—Advisor Class	217,689
Transfer agency—Class R	3,666
Transfer agency—Class K	8,242
Transfer agency—Class I	365
Custodian	97,743
Printing	82,651
Registration fees	69,717
Administrative	37,427
Audit and tax	33,240
Legal	20,316
Directors’ fees	14,850
Miscellaneous	19,929

Total expenses	5,763,084
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(66,156)

Net expenses		5,696,928

Net investment loss		(2,837,127)

Realized and Unrealized Gain on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		46,274,215
Forward currency exchange contracts		(775,683)
Foreign currency transactions		244,237
Net change in unrealized appreciation/depreciation of:
Investments		67,441,605
Forward currency exchange contracts		132,704
Foreign currency denominated assets and liabilities		6,400

Net gain on investment and foreign currency transactions		113,323,478

Net Increase in Net Assets from Operations		$110,486,351

See notes to financial statements.

22 | AB SUSTAINABLE GLOBAL THEMATIC FUND	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended January 31, 2018 (unaudited)	Year Ended July 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(2,837,127)	$(1,398,112)
Net realized gain on investment and foreign currency transactions	45,742,769	36,058,554
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	67,580,709	105,770,841

Net increase in net assets from operations	110,486,351	140,431,283
Dividends and Distributions to Shareholders from
Net investment income
Class A	– 0	–	(18,120,917)
Class B	– 0	–	(347,376)
Class C	– 0	–	(2,341,725)
Advisor Class	– 0	–	(2,639,201)
Class R	– 0	–	(108,363)
Class K	– 0	–	(360,851)
Class I	– 0	–	(22,448)
Net realized gain on investment transactions
Return of capital
Class A	– 0	–	(31,916)
Class B	– 0	–	(612)
Class C	– 0	–	(4,124)
Advisor Class	– 0	–	(4,648)
Class R	– 0	–	(191)
Class K	– 0	–	(636)
Class I	– 0	–	(40)
Capital Stock Transactions
Net increase	62,453,899	33,072,989
Capital Contributions
Proceeds from regulatory settlement (see Note F)	6,631,793	– 0	–

Total increase	179,572,043	149,521,224
Net Assets
Beginning of period	802,619,983	653,098,759

End of period (including accumulated net investment loss of ($5,149,327) and distributions in excess of net investment income of ($2,312,200), respectively)	$982,192,026	$802,619,983

See notes to financial statements.

abfunds.com	AB SUSTAINABLE GLOBAL THEMATIC FUND | 23

NOTES TO FINANCIAL STATEMENTS

January 31, 2018 (unaudited)

NOTE A

Significant Accounting Policies

AB Sustainable Global Thematic Fund, Inc. (the “Fund”) (formerly AB Global Thematic Growth Fund, Inc.), organized as a Maryland corporation on December 24, 1980, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class T shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB mutual fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

24 | AB SUSTAINABLE GLOBAL THEMATIC FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties.

abfunds.com	AB SUSTAINABLE GLOBAL THEMATIC FUND | 25

NOTES TO FINANCIAL STATEMENTS (continued)

Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

26 | AB SUSTAINABLE GLOBAL THEMATIC FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Health Care	$142,180,982		$47,489,618		$	– 0	–	$189,670,600
Financials	64,099,316		119,188,422			– 0	–	183,287,738
Information Technology	122,270,131		49,876,668			– 0	–	172,146,799
Industrials	42,774,867		89,733,667			– 0	–	132,508,534
Utilities	43,222,174		22,980,596			– 0	–	66,202,770
Consumer Discretionary	59,637,836		– 0	–		– 0	–	59,637,836
Consumer Staples	13,877,437		34,809,994			– 0	–	48,687,431
Real Estate	27,905,388		– 0	–		– 0	–	27,905,388
Materials	18,436,591		– 0	–		– 0	–	18,436,591
Telecommunication Services	– 0	–	10,285,715			– 0	–	10,285,715
Warrants	– 0	–	– 0	–		0	(a)	– 0	–
Short-Term Investments	64,809,777		– 0	–		– 0	–	64,809,777
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	95,550		– 0	–		– 0	–	95,550

Total Investments in Securities	599,310,049		374,364,680	(b)		– 0	–	973,674,729
Other Financial Instruments(c):
Assets:
Forward Currency Exchange Contracts	– 0	–	8,030,790			– 0	–	8,030,790
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(7,086,274)			– 0	–	(7,086,274)

Total(d)(e)(f)	$599,310,049		$375,309,196		$	– 0	–	$974,619,245

(a)	The Fund held securities with zero market value at period end.

(b)	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

abfunds.com	AB SUSTAINABLE GLOBAL THEMATIC FUND | 27

NOTES TO FINANCIAL STATEMENTS (continued)

(c)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(d)	An amount of $17,910,028 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.

(e)	An amount of $7,730,476 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.

(f)	An amount of $8,664,087 was transferred from Level 2 to Level 1 due to increase in trading volume during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants(a)			Total
Balance as of 7/31/17	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 1/31/18	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 1/31/18(b)	$	– 0	–	$	– 0	–

(a)	The Fund held a security with zero market value at period end.

(b)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes

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NOTES TO FINANCIAL STATEMENTS (continued)

are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a quarterly advisory fee equal to the following percentages of the value of the Fund’s aggregate net assets at the close of business on the last business day of the previous quarter: .25 of .75% of the first $2.5 billion, .25 of .65% of the next $2.5 billion, and .25 of .60% of the net assets in excess of $5 billion. The fee is accrued daily and paid quarterly.

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NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended January 31, 2018, the reimbursement for such services amounted to $37,427.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $411,147 for the six months ended January 31, 2018.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $13,155 from the sale of Class A shares and received $2,829, $3,508 and $146 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended January 31, 2018.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended January 31, 2018, such waiver amounted to $61,437. A summary of the Fund’s transactions in AB mutual funds for the six months ended January 31, 2018 is as follows:

Fund	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$52,792	$130,805	$118,788	$64,809	$290
Government Money Market Portfolio*	8,234	69,371	77,509	96	30

Total				$64,905	$320

*	Investments of cash collateral for securities lending transactions (see Note E).

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NOTES TO FINANCIAL STATEMENTS (continued)

Brokerage commissions paid on investment transactions for the six months ended January 31, 2018 amounted to $132,304, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. Effective October 31, 2014, payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $64,425,369, $8,309,141, $291,347 and $79,159 for Class B, Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2018 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$168,681,155		$119,739,552
U.S. government securities	– 0	–	– 0	–

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NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$284,282,040
Gross unrealized depreciation	(13,932,446)

Net unrealized appreciation	$270,349,594

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended January 31, 2018, the Fund held forward currency exchange contracts for hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may

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NOTES TO FINANCIAL STATEMENTS (continued)

offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by the OTC counterparty tables below.

During the six months ended January 31, 2018, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$8,030,790	Unrealized depreciation on forward currency exchange contracts	$7,086,274

Total		$8,030,790		$7,086,274

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation of forward currency exchange contracts	$(775,683)	$132,704

Total		$(775,683)	$132,704

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended January 31, 2018:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$175,746,299
Average principal amount of sale contracts	$144,555,164

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements and net of the related collateral received/pledged by the Fund as of January 31, 2018. Exchange-traded derivatives are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivatives Assets
OTC Derivatives:
Bank of America, NA	$3,148,182	$(3,142,695)		$	– 0	–	$	– 0	–	$5,487
Barclays Bank PLC	1,539,238	(636,959)			(570,000)			– 0	–	332,279
BNP Paribas SA	304,413	(304,413)			– 0	–		– 0	–	– 0	–
Citibank, NA	41,022	(41,022)			– 0	–		– 0	–	– 0	–
Credit Suisse International	1,643,833	(444,876)			– 0	–		– 0	–	1,198,957
Deutsche Bank AG	32,698	– 0	–		– 0	–		– 0	–	32,698
JPMorgan Chase Bank, NA	10,867	(10,867)			– 0	–		– 0	–	– 0	–
Royal Bank of Scotland PLC	128,984	– 0	–		– 0	–		– 0	–	128,984
Standard Chartered Bank	1,181,553	(127,429)			(270,000)			– 0	–	784,124

Total	$8,030,790	$(4,708,261)			$(840,000)		$	– 0	–	$2,482,529	^

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NOTES TO FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivatives Liabilities
OTC Derivatives:
Bank of America, NA	$3,142,695	$(3,142,695)		$	– 0	–	$	– 0	–	$	– 0	–
Barclays Bank PLC	636,959	(636,959)			– 0	–		– 0	–		– 0	–
BNP Paribas SA	365,668	(304,413)			– 0	–		– 0	–		61,255
Citibank, NA	41,489	(41,022)			– 0	–		– 0	–		467
Credit Suisse International	444,876	(444,876)			– 0	–		– 0	–		– 0	–
Goldman Sachs Bank USA	956,323	– 0	–		(690,000)			– 0	–		266,323
JPMorgan Chase Bank, NA	1,180,102	(10,867)			– 0	–		– 0	–		1,169,235
Standard Chartered Bank	127,429	(127,429)			– 0	–		– 0	–		– 0	–
State Street Bank & Trust Co.	190,733	– 0	–		– 0	–		– 0	–		190,733

Total	$7,086,274	$(4,708,261)			$(690,000)		$	– 0	–		$1,688,013	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the

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NOTES TO FINANCIAL STATEMENTS (continued)

loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At January 31, 2018, the Fund had securities on loan with a value of $90,220 and had received cash collateral which has been invested into Government Money Market Portfolio of $95,550. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Fund earned securities lending income of $0 and $29,787 from the borrowers and Government Money Market Portfolio, respectively, for the six months ended January 31, 2018; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended January 31, 2018, such waiver amounted to $4,719. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017

Class A
Shares sold	196,892		249,865	$22,588,216		$24,211,228

Shares issued in reinvestment of dividends	– 0	–	189,762	– 0	–	16,292,945

Shares converted from Class B	7,941		26,455	888,997		2,492,256

Shares converted from Class C	16,531		432,614	1,846,380		43,325,184

Shares redeemed	(348,506)		(799,539)	(39,641,216)		(75,931,468)

Net increase (decrease)	(127,142)		99,157	$(14,317,623)		$10,390,145

Class B
Shares sold	3,849		10,598	$361,667		$833,578

Shares issued in reinvestment of dividends	– 0	–	4,718	– 0	–	336,351

Shares converted to Class A	(9,626)		(31,913)	(888,997)		(2,492,256)

Shares redeemed	(6,509)		(19,582)	(607,546)		(1,547,729)

Net decrease	(12,286)		(36,179)	$(1,134,876)		$(2,870,056)

Class C
Shares sold	25,850		18,854	$2,461,778		$1,500,914

Shares issued in reinvestment of dividends	– 0	–	28,853	– 0	–	2,069,070

Shares converted to Class A	(19,921)		(519,460)	(1,846,380)		(43,325,184)

Shares redeemed	(17,053)		(118,322)	(1,602,959)		(9,205,412)

Net decrease	(11,124)		(590,075)	$(987,561)		$(48,960,612)

Advisor Class
Shares sold	824,266		841,034	$100,172,702		$87,702,585

Shares issued in reinvestment of dividends	– 0	–	23,734	– 0	–	2,149,865

Shares redeemed	(105,039)		(153,873)	(12,591,113)		(15,497,270)

Net increase	719,227		710,895	$87,581,589		$74,355,180

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017	Six Months Ended January 31, 2018 (unaudited)		Year Ended July 31, 2017

Class R
Shares sold	3,347		6,976	$373,594		$655,042

Shares issued in reinvestment of dividends	– 0	–	1,277	– 0	–	108,547

Shares redeemed	(2,997)		(11,570)	(334,715)		(1,103,015)

Net increase (decrease)	350		(3,317)	$38,879		$(339,426)

Class K
Shares sold	5,590		12,165	$641,492		$1,176,070

Shares issued in reinvestment of dividends	– 0	–	4,123	– 0	–	361,484

Shares redeemed	(86,431)		(12,168)	(10,031,278)		(1,170,322)

Net increase (decrease)	(80,841)		4,120	$(9,389,786)		$367,232

Class I
Shares sold	5,542		1,191	$690,212		$121,213

Shares issued in reinvestment of dividends	– 0	–	248	– 0	–	22,488

Shares redeemed	(211)		(135)	(26,935)		(13,175)

Net increase	5,331		1,304	$663,277		$130,526

For the six months ended January 31, 2018, the Fund recorded proceeds of $6,631,793 related to a settlement of regulatory proceedings. This amount is presented in the Fund’s statement of changes in net assets. Neither the Fund nor its affiliates were involved in the proceedings or the calculation of the payment.

NOTE G

Risks Involved in Investing in the Fund

ESG Risk—Applying environmental, social and corporate governance (“ESG”) and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria.

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NOTES TO FINANCIAL STATEMENTS (continued)

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment

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NOTES TO FINANCIAL STATEMENTS (continued)

fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2018.

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending July 31, 2018 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal years ended July 31, 2017 and July 31, 2016 were as follows:

	2017	2016
Distributions paid from:
Ordinary Income	$23,940,882	$	– 0	–

Total taxable distributions paid	23,940,882		– 0	–
Return of Capital	42,166		– 0	–

Total distributions paid	$23,983,048	$	– 0	–

As of July 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(29,710,772	)(a)
Other losses	(1,505,012	)(b)
Unrealized appreciation/(depreciation)	201,673,768	(c)

Total accumulated earnings/(deficit)	$170,457,984

(a)	As of July 31, 2017, the Fund had a net capital loss carryforward of $29,710,772. During the fiscal year, the Fund utilized $39,105,795 of capital loss carryforwards to offset current year net realized gains. The Fund also had $147,558,432 of capital loss carryforwards expire during the fiscal year.

(b)	At July 31, 2017, the fund had a qualified late-year ordinary loss deferral of $1,505,012. These losses are deemed to arise on August 1, 2017.

(c)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2017, the Fund had a net short-term capital loss carryforward of $29,710,772 which may be carried forward for an indefinite period.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial

abfunds.com	AB SUSTAINABLE GLOBAL THEMATIC FUND | 41

NOTES TO FINANCIAL STATEMENTS (continued)

statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

42 | AB SUSTAINABLE GLOBAL THEMATIC FUND	abfunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended January 31, 2018		Year Ended July 31,
	(unaudited)		2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 107.51		$ 91.49		$ 92.00		$ 83.73		$ 70.76		$ 57.72

Income From Investment Operations
Net investment income (loss)(a)	(.38	)(b)	(.16	)(b)†	(.20	)(b)	(.26)		(.23)		.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	14.72		19.65		(3.97)		8.51		13.20		12.98
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.02		– 0	–	.00	(c)
Capital contributions	.87		– 0	–	3.66		– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	15.21		19.49		(.51)		8.27		12.97		13.04

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(3.46)		– 0	–	– 0	–	– 0	–	– 0	–
Tax return of capital	– 0	–	(.01)		– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	– 0	–	(3.47)		– 0	–	– 0	–	– 0	–	– 0	–

Net asset value, end of period	$ 122.72		$ 107.51		$ 91.49		$ 92.00		$ 83.73		$ 70.76

Total Return
Total investment return based on net asset value(d)	14.14	%*	22.26	%†	(.55	)%*	9.88	%*	18.33	%*	22.59	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$669,820		$600,512		$501,931		$567,548		$579,848		$569,053
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.33	%^	1.41%		1.45%		1.45%		1.51%		1.50%
Expenses, before waivers/reimbursements(e)	1.34	%^	1.43%		1.45%		1.45%		1.51%		1.50%
Net investment income (loss)	(.67	)%(b)^	(.17	)%(b)†	(.23	)%(b)	(.29)%		(.29)%		.09%
Portfolio turnover rate	15%		65%		40%		49%		44%		131%

See	footnote summary on page 50.

abfunds.com	AB SUSTAINABLE GLOBAL THEMATIC FUND | 43

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class B
	Six Months Ended January 31, 2018		Year Ended July 31,
	(unaudited)		2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 88.84		$ 76.05		$ 77.12		$ 70.75		$ 60.25		$ 49.53

Income From Investment Operations
Net investment loss(a)	(.69	)(b)	(.77	)(b)†	(.75	)(b)	(.81)		(.73)		(.39)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	12.12		16.30		(3.98)		7.16		11.23		11.11
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.02		– 0	–	.00	(c)
Capital contributions	.72		– 0	–	3.66		– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	12.15		15.53		(1.07)		6.37		10.50		10.72

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(2.74)		– 0	–	– 0	–	– 0	–	– 0	–
Tax return of capital	– 0	–	(.00	)(c)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	– 0	–	(2.74)		– 0	–	– 0	–	– 0	–	– 0	–

Net asset value, end of period	$ 100.99		$ 88.84		$ 76.05		$ 77.12		$ 70.75		$ 60.25

Total Return
Total investment return based on net asset value(d)	13.67	%*	21.30	%†‡	(1.39	) %*‡	9.00	%*	17.43	%*	21.64	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,578		$9,518		$10,899		$14,406		$18,090		$22,077
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	2.14	%^	2.21%		2.27%		2.24%		2.28%		2.30%
Expenses, before waivers/reimbursements(e)	2.16	%^	2.23%		2.28%		2.24%		2.28%		2.30%
Net investment loss	(1.47	)%(b)^	(.98	)%(b)†	(1.07	)%(b)	(1.09)%		(1.08)%		(.69)%
Portfolio turnover rate	15%		65%		40%		49%		44%		131%

See	footnote summary on page 50.

44 | AB SUSTAINABLE GLOBAL THEMATIC FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended January 31, 2018		Year Ended July 31,
	(unaudited)		2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 89.37		$ 76.67		$ 77.70		$ 71.25		$ 60.64		$ 49.82

Income From Investment Operations
Net investment loss(a)	(.68	)(b)	(.74	)(b)†	(.71	)(b)	(.78)		(.69)		(.36)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	12.20		16.37		(3.98)		7.21		11.30		11.18
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.02		– 0	–	.00	(c)
Capital contributions	.72		– 0	–	3.66		– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	12.24		15.63		(1.03)		6.45		10.61		10.82

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(2.92)		– 0	–	– 0	–	– 0	–	– 0	–
Tax return of capital	– 0	–	(.01)		– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	– 0	–	(2.93)		– 0	–	– 0	–	– 0	–	– 0	–

Net asset value, end of period	$ 101.61		$ 89.37		$ 76.67		$ 77.70		$ 71.25		$ 60.64

Total Return
Total investment return based on net asset value(d)	13.69	%*	21.34	%†	(1.33	)%*	9.07	%*	17.48	%*	21.72	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,690		$22,709		$64,727		$74,114		$75,765		$74,286
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	2.10	%^	2.19%		2.21%		2.20%		2.23%		2.23%
Expenses, before waivers/reimbursements(e)	2.11	%^	2.21%		2.21%		2.20%		2.23%		2.23%
Net investment loss	(1.44	)%(b)^	(.95	)%(b)†	(.99	)%(b)	(1.05)%		(1.01)%		(.64)%
Portfolio turnover rate	15%		65%		40%		49%		44%		131%

See	footnote summary on page 50.

abfunds.com	AB SUSTAINABLE GLOBAL THEMATIC FUND | 45

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended January 31, 2018		Year Ended July 31,
	(unaudited)		2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 113.60		$ 96.54		$ 96.84		$ 87.90		$ 74.05		$ 60.23

Income From Investment Operations
Net investment income (loss)(a)	(.28	)(b)	.10	(b)†	.02	(b)	(.03)		(.05)		.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	15.59		20.73		(3.98)		8.95		13.90		13.54
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.02		– 0	–	.00	(c)
Capital contributions	.92		– 0	–	3.66		– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	16.23		20.83		(.30)		8.94		13.85		13.82

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(3.76)		– 0	–	– 0	–	– 0	–	– 0	–
Tax return of capital	– 0	–	(.01)		– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	– 0	–	(3.77)		– 0	–	– 0	–	– 0	–	– 0	–

Net asset value, end of period	$ 129.83		$ 113.60		$ 96.54		$ 96.84		$ 87.90		$ 74.05

Total Return
Total investment return based on net asset value(d)	14.29	%*	22.56	%†	(.31	)%*	10.17	%*	18.70	%*	22.95	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$269,947		$154,499		$62,661		$44,334		$34,973		$59,189
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.08	%^	1.16%		1.20%		1.18%		1.22%		1.21%
Expenses, before waivers/reimbursements(e)	1.10	%^	1.18%		1.20%		1.18%		1.22%		1.21%
Net investment income (loss)	(.46	)%(b)^	.09	%(b)†	.02	%(b)	(.03)%		(.06)%		.40%
Portfolio turnover rate	15%		65%		40%		49%		44%		131%

See	footnote summary on page 50.

46 | AB SUSTAINABLE GLOBAL THEMATIC FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class R
	Six Months Ended January 31, 2018		Year Ended July 31,
	(unaudited)		2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 106.35		$ 90.58		$ 91.24		$ 83.17		$ 70.34		$ 57.44

Income From Investment Operations
Net investment income (loss)(a)	(.52	)(b)	(.36	)(b)†	(.33	)(b)	(.40)		(.31)		.00	(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	14.55		19.45		(3.99)		8.45		13.14		12.90
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.02		– 0	–	.00	(c)
Capital contributions	.86		– 0	–	3.66		– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	14.89		19.09		(.66)		8.07		12.83		12.90

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(3.31)		– 0	–	– 0	–	– 0	–	– 0	–
Tax return of capital	– 0	–	(.01)		– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	– 0	–	(3.32)		– 0	–	– 0	–	– 0	–	– 0	–

Net asset value, end of period	$ 121.24		$ 106.35		$ 90.58		$ 91.24		$ 83.17		$ 70.34

Total Return
Total investment return based on net asset value(d)	14.00	%*	21.99	%†	(.72	)%*	9.71	%*	18.24	%*	22.45	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,576		$3,099		$2,941		$3,613		$3,961		$5,829
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.58	%^	1.64%		1.61%		1.61%		1.60%		1.60%
Expenses, before waivers/reimbursements(e)	1.59	%^	1.65%		1.61%		1.61%		1.60%		1.60%
Net investment income (loss)	(.92	)%(b)^	(.39	)%(b)†	(.39	)%(b)	(.46)%		(.39)%		.00	%(f)
Portfolio turnover rate	15%		65%		40%		49%		44%		131%

See	footnote summary on page 50.

abfunds.com	AB SUSTAINABLE GLOBAL THEMATIC FUND | 47

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Six Months Ended January 31, 2018		Year Ended July 31,
	(unaudited)		2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 109.83		$ 93.46		$ 93.85		$ 85.29		$ 71.90		$ 58.52

Income From Investment Operations
Net investment income (loss)(a)	(.27	)(b)	(.07	)(b)†	(.07	)(b)	(.13)		(.06)		.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	14.92		20.07		(3.98)		8.67		13.45		13.17
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.02		– 0	–	.00	(c)
Capital contributions	.89		– 0	–	3.66		– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	15.54		20.00		(.39)		8.56		13.39		13.38

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(3.62)		– 0	–	– 0	–	– 0	–	– 0	–
Tax return of capital	– 0	–	(.01)		– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	– 0	–	(3.63)		– 0	–	– 0	–	– 0	–	– 0	–

Net asset value, end of period	$ 125.37		$ 109.83		$ 93.46		$ 93.85		$ 85.29		$ 71.90

Total Return
Total investment return based on net asset value(d)	14.15	%*	22.38	%†	(.42	)%*	10.05	%*	18.61	%*	22.86	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,970		$11,481		$9,385		$9,530		$8,981		$8,811
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.30	%^	1.33%		1.30%		1.30%		1.29%		1.28%
Expenses, before waivers/reimbursements(e)	1.31	%^	1.34%		1.31%		1.30%		1.29%		1.28%
Net investment income (loss)	(.47	)%(b)^	(.08	)%(b)†	(.08	)%(b)	(.15)%		(.07)%		.31%
Portfolio turnover rate	15%		65%		40%		49%		44%		131%

See	footnote summary on page 50.

48 | AB SUSTAINABLE GLOBAL THEMATIC FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Six Months Ended January 31, 2018		Year Ended July 31,
	(unaudited)		2017		2016		2015		2014		2013

Net asset value, beginning of period	$ 113.85		$ 96.70		$ 96.75		$ 87.63		$ 73.64		$ 59.71

Income From Investment Operations
Net investment income (loss)(a)	(.21	)(b)	.32	(b)†	.24	(b)	.19		.17		.66
Net realized and unrealized gain (loss) on investment and foreign currency transactions	15.65		20.77		(3.95)		8.90		13.82		13.27
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.03		– 0	–	.00	(c)
Capital contributions	.92		– 0	–	3.66		– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	16.36		21.09		(.05)		9.12		13.99		13.93

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(3.93)		– 0	–	– 0	–	– 0	–	– 0	–
Tax return of capital	– 0	–	(.01)		– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	– 0	–	(3.94)		– 0	–	– 0	–	– 0	–	– 0	–

Net asset value, end of period	$ 130.21		$ 113.85		$ 96.70		$ 96.75		$ 87.63		$ 73.64

Total Return
Total investment return based on net asset value(d)	14.36	%*	22.86	%†	(.05	)%*	10.41	%*	19.00	%*	23.33	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,611		$802		$555		$693		$387		$392
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.94	%^	.94%		.94%		.96%		.96%		.86%
Expenses, before waivers/reimbursements(e)	.96	%^	.96%		.94%		.96%		.96%		.86%
Net investment income (loss)	(.34	)%(b)^	.32	%(b)†	.27	%(b)	.20%		.20%		.97%
Portfolio turnover rate	15%		65%		40%		49%		44%		131%

See	footnote summary on page 50.

abfunds.com	AB SUSTAINABLE GLOBAL THEMATIC FUND | 49

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bear proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended January 31, 2018 and year ended July 31, 2017, such waiver amounted to 0.02% (annualized) and 0.02%, respectively.

(f)	Amount is less than .005%.

†	For the year ended July 31, 2017 the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.02	.03%	.03%

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended July 31, 2015, July 31, 2014 and July 31, 2013 by 0.05%, 0.05% and 0.05%, respectively.
Includes the impact of proceeds recorded and credited to the Fund resulting from regulatory settlements, which enhanced the Fund’s performance for the six months ended January 31, 2018 and the year ended July 31, 2016 by 0.77% and 4.33%, respectively.

‡	The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

^	Annualized.

See notes to financial statements.

50 | AB SUSTAINABLE GLOBAL THEMATIC FUND	abfunds.com

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman

Michael J. Downey(1)

William H. Foulk, Jr.(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Carol C. McMullen(1)

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Daniel C. Roarty(2) , Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2	The day-to-day management of, and investment decisions for, the Fund are made by the Adviser’s Thematic and Sustainable Equities Team. Mr. Daniel C. Roarty is the investment professional with the most significant responsibility for the day-to-day management of the Fund on the Team.

abfunds.com	AB SUSTAINABLE GLOBAL THEMATIC FUND | 51

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Sustainable Global Thematic Fund, Inc. (formerly AB Global Thematic Growth Fund, Inc.) (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held on May 2-4, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Fund’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment.

52 | AB SUSTAINABLE GLOBAL THEMATIC FUND	abfunds.com

The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

abfunds.com	AB SUSTAINABLE GLOBAL THEMATIC FUND | 53

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by an analytical service provider that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a peer group and a peer universe, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2017. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Fund’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any

54 | AB SUSTAINABLE GLOBAL THEMATIC FUND	abfunds.com

sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another AB Fund with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also

abfunds.com	AB SUSTAINABLE GLOBAL THEMATIC FUND | 55

noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund1

INTERNATIONAL/ GLOBAL EQUITY (continued)

INTERNATIONAL/ GLOBAL VALUE

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio1

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio1

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio1

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio1, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Money Market Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to April 17, 2017, Tax-Managed All Market Income Portfolio was named Tax-Managed Balanced Wealth Strategy; prior to April 24, 2017, All Market Total Return Portfolio was named Balanced Wealth Strategy; prior to November 10, 2017, Government Money Market Portfolio was named Government Exchange Reserves; prior to January 8, 2018, Sustainable International Thematic Fund was named International Growth Fund; prior to February 23, 2018, FlexFee High Yield Portfolio was named High Yield Portfolio.

abfunds.com	AB SUSTAINABLE GLOBAL THEMATIC FUND | 57

NOTES

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NOTES

abfunds.com	AB SUSTAINABLE GLOBAL THEMATIC FUND | 59

NOTES

60 | AB SUSTAINABLE GLOBAL THEMATIC FUND	abfunds.com

AB SUSTAINABLE GLOBAL THEMATIC FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

SGT-0152-0118

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Sustainable Global Thematic Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 29, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	March 29, 2018